23 Post-employment Benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 1,194,936	R$ 968,763	R$ 866,103
Post-employment benefits, current	66,004	58,478
Post-employment benefits, noncurrent	1,128,932	910,285
Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	1,537	1,149
Healthcare Plans [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 1,193,399	R$ 967,614